UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Becky L. Park

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 29, 2024

Invest with care for
durable outcomes

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	3.24%	1.27%	1.18%
Class A shares (reflecting 2.50% maximum sales charge)	0.42	0.49	0.69

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.40% for Class F-2 shares and 0.68% for Class A shares as of the prospectus dated November 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 29, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.53%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 3.75%. The 30-day yield for Class A shares as of February 29, 2024, was 4.16%. The distribution rate for Class A shares as of that date was 3.38%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Short-Term Bond Fund of America for the periods ended February 29, 2024, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/SBFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

27	Financial statements

31	Notes to financial statements

45	Financial highlights

Results at a glance

For periods ended February 29, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since Class A inception on 10/02/06)

Short-Term Bond Fund of America (Class F-2 shares)[1]	2.66%	4.37%	1.27%	1.12%	1.56%
Short-Term Bond Fund of America (Class A shares)	2.51	4.08	1.00	0.89	1.35
Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index[2]	2.57	4.45	1.31	1.14	1.92
Lipper Short U.S. Government Funds Average[3]	2.45	3.87	0.77	0.64	1.48

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[3]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: London Stock Exchange Group. Refer to the Quarterly Statistical Update, available on our website, for the number of funds in the Lipper category for each fund’s lifetime.

Short-Term Bond Fund of America	1

Investment portfolio February 29, 2024	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	35.28%
AAA/Aaa	41.92
AA/Aa	6.28
A/A	8.70
Unrated	0.02
Short-term securities & other assets less liabilities	7.80
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 92.18%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 35.17%
U.S. Treasury 33.00%
U.S. Treasury 2.50% 4/30/2024[1]	USD	205,000	$204,063
U.S. Treasury 3.00% 7/31/2024		500,000	495,361
U.S. Treasury 4.25% 9/30/2024		21,071	20,951
U.S. Treasury 2.875% 6/15/2025		276,400	269,487
U.S. Treasury 4.625% 6/30/2025[1]		593,903	592,078
U.S. Treasury 0.25% 8/31/2025		183,830	171,861
U.S. Treasury 5.00% 8/31/2025		213,000	213,567
U.S. Treasury 3.50% 9/15/2025		9,155	8,980
U.S. Treasury 3.00% 9/30/2025		670	652
U.S. Treasury 4.25% 10/15/2025		12,420	12,322
U.S. Treasury 3.00% 10/31/2025		52,635	51,174
U.S. Treasury 5.00% 10/31/2025		49,270	49,463
U.S. Treasury 4.50% 11/15/2025		37,677	37,535
U.S. Treasury 4.00% 12/15/2025		9,000	8,891
U.S. Treasury 4.25% 12/31/2025		60,320	59,854
U.S. Treasury 3.875% 1/15/2026		219,000	215,895
U.S. Treasury 0.375% 1/31/2026		24,922	22,982
U.S. Treasury 4.25% 1/31/2026		55,312	54,901
U.S. Treasury 4.00% 2/15/2026		18,459	18,242
U.S. Treasury 0.50% 2/28/2026		8,904	8,210
U.S. Treasury 4.625% 3/15/2026		4,063	4,064
U.S. Treasury 0.75% 4/30/2026		24,099	22,219
U.S. Treasury 3.625% 5/15/2026		3,740	3,667
U.S. Treasury 0.75% 5/31/2026		26,200	24,089
U.S. Treasury 4.125% 6/15/2026		148,602	147,260
U.S. Treasury 4.375% 8/15/2026		21,500	21,429
U.S. Treasury 4.625% 9/15/2026		14,680	14,723
U.S. Treasury 4.75% 10/15/2026		55,000	55,182
U.S. Treasury 4.625% 11/15/2026		10,346	10,386
U.S. Treasury 4.375% 12/15/2026		22,156	22,111
U.S. Treasury 4.00% 1/15/2027		431,943	426,915

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2027	USD	24,996	$24,792
U.S. Treasury 4.125% 9/30/2027[1]		305,000	302,605
U.S. Treasury 1.125% 2/29/2028		16,100	14,228
U.S. Treasury 3.625% 3/31/2028		3,320	3,234
U.S. Treasury 4.375% 11/30/2028		2,600	2,612
U.S. Treasury 4.00% 1/31/2029		187,888	185,766
U.S. Treasury 4.25% 2/28/2029		943	943
U.S. Treasury 1.875% 2/15/2041		1,036	714
U.S. Treasury 3.00% 5/15/2042		511	415
U.S. Treasury 2.25% 8/15/2049[1]		7,260	4,809
U.S. Treasury 1.875% 2/15/2051[1]		708	424
U.S. Treasury 2.875% 5/15/2052[1]		417	314
U.S. Treasury 4.75% 11/15/2053[1]		2,834	3,016
			3,812,386

U.S. Treasury inflation-protected securities 2.17%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]		186,568	182,000
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[2]		70,240	68,739
			250,739

Total U.S. Treasury bonds & notes			4,063,125

Mortgage-backed obligations 23.37%
Federal agency mortgage-backed obligations 14.30%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]		85	85
Fannie Mae Pool #555538 5.921% 5/1/2033[3,4]		122	120
Fannie Mae Pool #888521 6.254% 3/1/2034[3,4]		270	277
Fannie Mae Pool #889579 6.00% 5/1/2038[3]		889	918
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]		31	32
Fannie Mae Pool #889983 6.00% 10/1/2038[3]		367	378
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]		663	657
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]		4	3
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]		12	11
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]		8	7
Fannie Mae Pool #FS5554 4.50% 11/1/2052[3]		5,230	4,955
Fannie Mae Pool #BX1762 5.50% 11/1/2052[3]		39	39
Fannie Mae Pool #MA4842 5.50% 12/1/2052[3]		3,364	3,336
Fannie Mae Pool #MA4894 6.00% 1/1/2053[3]		1,532	1,540
Fannie Mae Pool #BX5666 6.00% 1/1/2053[3]		90	91
Fannie Mae Pool #MA4919 5.50% 2/1/2053[3]		594	588
Fannie Mae Pool #MA4942 6.00% 3/1/2053[3]		435	437
Fannie Mae Pool #MA4979 5.50% 4/1/2053[3]		4,068	4,027
Fannie Mae Pool #MA4980 6.00% 4/1/2053[3]		60	60
Fannie Mae Pool #FS4563 5.00% 5/1/2053[3]		1,354	1,315
Fannie Mae Pool #MA5010 5.50% 5/1/2053[3]		97	96
Fannie Mae Pool #FS5192 5.50% 6/1/2053[3]		1,531	1,519
Fannie Mae Pool #MA5039 5.50% 6/1/2053[3]		995	985
Fannie Mae Pool #CB6485 6.00% 6/1/2053[3]		21,446	21,568
Fannie Mae Pool #CB6486 6.00% 6/1/2053[3]		13,128	13,244
Fannie Mae Pool #CB6465 6.00% 6/1/2053[3]		9,616	9,693
Fannie Mae Pool #CB6491 6.50% 6/1/2053[3]		6,741	6,902
Fannie Mae Pool #CB6490 6.50% 6/1/2053[3]		2,357	2,400
Fannie Mae Pool #CB6468 6.50% 6/1/2053[3]		1,744	1,781
Fannie Mae Pool #MA5072 5.50% 7/1/2053[3]		18,044	17,861
Fannie Mae Pool #MA5073 6.00% 7/1/2053[3]		936	940
Fannie Mae Pool #MA5165 5.50% 10/1/2053[3]		6	6
Fannie Mae Pool #MA5191 6.00% 11/1/2053[3]		2,290	2,301
Fannie Mae Pool #CB7617 6.00% 12/1/2053[3]		3,505	3,523
Fannie Mae Pool #CB7862 6.00% 1/1/2054[3]		11,903	11,961
Fannie Mae Pool #CB7932 6.00% 2/1/2054[3]		24,064	24,181
Fannie Mae Pool #CB7933 6.50% 2/1/2054[3]		18,322	18,663
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]		4,847	4,631
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.584% 7/25/2024[3,4]		2,302	2,278
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[3,4]		1,823	1,793
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,4]		8	8
Freddie Mac Pool #781228 6.375% 2/1/2034[3,4]		183	181
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]		112	113
Freddie Mac Pool #782818 6.375% 11/1/2034[3,4]		128	131

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #1H2524 5.496% 8/1/2035[3,4]	USD	386	$396
Freddie Mac Pool #1L1292 6.505% 1/1/2036[3,4]		297	295
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]		83	85
Freddie Mac Pool #848751 5.931% 6/1/2036[3,4]		82	84
Freddie Mac Pool #848365 5.902% 7/1/2036[3,4]		304	308
Freddie Mac Pool #760014 2.704% 8/1/2045[3,4]		401	386
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]		66	62
Freddie Mac Pool #QC7001 3.50% 8/1/2051[3]		4	3
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]		15	13
Freddie Mac Pool #QF0924 5.50% 9/1/2052[3]		27	27
Freddie Mac Pool #SD2465 4.50% 10/1/2052[3]		133	126
Freddie Mac Pool #QF1573 5.50% 10/1/2052[3]		27	27
Freddie Mac Pool #SD2948 5.50% 11/1/2052[3]		350	347
Freddie Mac Pool #SD8276 5.00% 12/1/2052[3]		10,248	9,950
Freddie Mac Pool #SD8288 5.00% 1/1/2053[3]		998	969
Freddie Mac Pool #SD8290 6.00% 1/1/2053[3]		9,818	9,875
Freddie Mac Pool #QF8331 5.50% 2/1/2053[3]		28	28
Freddie Mac Pool #SD8301 6.00% 2/1/2053[3]		4,982	5,011
Freddie Mac Pool #SD8315 5.00% 4/1/2053[3]		2,790	2,708
Freddie Mac Pool #SD2716 5.00% 4/1/2053[3]		2,197	2,134
Freddie Mac Pool #SD8324 5.50% 5/1/2053[3]		1,409	1,395
Freddie Mac Pool #SD8325 6.00% 5/1/2053[3]		3,413	3,431
Freddie Mac Pool #QG3376 6.00% 5/1/2053[3]		205	207
Freddie Mac Pool #SD8329 5.00% 6/1/2053[3]		704	683
Freddie Mac Pool #SD8331 5.50% 6/1/2053[3]		1,627	1,611
Freddie Mac Pool #RA9279 6.00% 6/1/2053[3]		4,245	4,284
Freddie Mac Pool #RA9283 6.00% 6/1/2053[3]		4,021	4,063
Freddie Mac Pool #RA9281 6.00% 6/1/2053[3]		2,645	2,663
Freddie Mac Pool #RA9284 6.00% 6/1/2053[3]		1,857	1,889
Freddie Mac Pool #SD3240 6.00% 6/1/2053[3]		449	451
Freddie Mac Pool #RA9294 6.50% 6/1/2053[3]		3,210	3,281
Freddie Mac Pool #RA9292 6.50% 6/1/2053[3]		2,772	2,832
Freddie Mac Pool #RA9289 6.50% 6/1/2053[3]		2,613	2,692
Freddie Mac Pool #RA9288 6.50% 6/1/2053[3]		2,484	2,563
Freddie Mac Pool #RA9287 6.50% 6/1/2053[3]		1,762	1,824
Freddie Mac Pool #RA9290 6.50% 6/1/2053[3]		1,321	1,357
Freddie Mac Pool #RA9291 6.50% 6/1/2053[3]		965	983
Freddie Mac Pool #RA9295 6.50% 6/1/2053[3]		734	761
Freddie Mac Pool #SD8341 5.00% 7/1/2053[3]		65	63
Freddie Mac Pool #SD8342 5.50% 7/1/2053[3]		21,432	21,215
Freddie Mac Pool #SD3356 6.00% 7/1/2053[3]		2,350	2,363
Freddie Mac Pool #SD3825 6.50% 9/1/2053[3]		32,689	33,290
Freddie Mac Pool #SD4053 6.00% 10/1/2053[3]		39,645	39,837
Freddie Mac Pool #SD8385 6.50% 12/1/2053[3]		111,257	113,277
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]		1,115	1,104
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]		808	791
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]		22,172	21,717
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,4]		33,879	33,370
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]		22,997	22,516
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]		12,982	12,600
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]		14,106	13,865
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,4]		13,324	13,026
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]		2,716	2,642
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]		2,075	2,015
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]		400	385
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]		30	29
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,4]		10	10
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[3]		62,265	63,939
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,4]		4,514	4,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]		6,846	6,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,4]		6,698	6,149
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,4]		14	12

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	USD	11		$9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]		3,836		3,703
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]		5,228		4,913
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]		46		43
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]		961		903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]		7,550		7,058
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]		1,521		1,383
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]		11,008		10,501
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]		1,808		1,719
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]		565		522
FREMF Mortgage Trust, Series 2024 -K516, Class A2, 5.477% 1/25/2029[3,5]		7,970		8,209
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]		37		36
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]		1,570		1,555
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]		339		335
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]		1,104		1,092
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]		32		31
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[3]		328		320
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[3]		29,653		28,976
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[3]		19,269		18,829
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]		119		119
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]		3		3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]		3		3
Government National Mortgage Assn. Pool #725876 4.899% 9/20/2061[3]		—	[6]	—	[6]
Government National Mortgage Assn. Pool #710085 4.979% 9/20/2061[3]		2		2
Government National Mortgage Assn. Pool #725879 4.892% 10/20/2061[3]		1		1
Government National Mortgage Assn. Pool #AC0975 4.335% 4/20/2063[3]		2		2
Government National Mortgage Assn. Pool #AC1008 4.334% 10/20/2063[3]		1		1
Government National Mortgage Assn. Pool #776094 4.812% 10/20/2063[3]		1		1
Government National Mortgage Assn. Pool #AG8041 4.526% 11/20/2063[3]		6		5
Government National Mortgage Assn. Pool #AG8060 4.524% 12/20/2063[3]		6		5
Government National Mortgage Assn. Pool #AC1026 4.352% 1/20/2064[3]		2		2
Government National Mortgage Assn. Pool #AG8069 4.392% 1/20/2064[3]		6		6
Government National Mortgage Assn. Pool #AG8070 4.526% 1/20/2064[3]		6		5
Government National Mortgage Assn. Pool #AG8081 4.397% 2/20/2064[3]		6		6
Government National Mortgage Assn. Pool #AG8082 4.513% 2/20/2064[3]		5		5
Government National Mortgage Assn. Pool #AG8076 4.901% 2/20/2064[3]		1		1
Government National Mortgage Assn. Pool #767680 4.413% 6/20/2064[3]		14		14
Government National Mortgage Assn. Pool #AG8149 5.933% 6/20/2064[3,4]		63		63
Government National Mortgage Assn. Pool #AO0461 4.586% 8/20/2065[3]		17		17
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]		1,920		1,834
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.51% 5/20/2062[3,4]		270		269
Government National Mortgage Assn., Series 2012-H20, Class PT, 6.074% 7/20/2062[3,4]		4,106		4,093
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 5.41% 3/20/2064[3,4]		1,883		1,879
Uniform Mortgage-Backed Security 4.50% 3/1/2054[3,7]		937		887
Uniform Mortgage-Backed Security 5.00% 3/1/2054[3,7]		87,992		85,339
Uniform Mortgage-Backed Security 5.50% 3/1/2054[3,7]		216,723		214,410
Uniform Mortgage-Backed Security 6.00% 3/1/2054[3,7]		101,576		102,015
Uniform Mortgage-Backed Security 6.50% 3/1/2054[3,7]		58,178		59,205
Uniform Mortgage-Backed Security 7.00% 3/1/2054[3,7]		99,625		102,278
Uniform Mortgage-Backed Security 4.00% 4/1/2054[3,7]		55		51
Uniform Mortgage-Backed Security 4.50% 4/1/2054[3,7]		500		473

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 4/1/2054[3,7]	USD	84,395	$83,494
Uniform Mortgage-Backed Security 6.00% 4/1/2054[3,7]		106,499	106,935
Uniform Mortgage-Backed Security 6.50% 4/1/2054[3,7]		46,000	46,779
Uniform Mortgage-Backed Security 7.00% 4/1/2054[3,7]		98,500	101,054
Uniform Mortgage-Backed Security 4.50% 5/1/2054[3,7]		500	474
			1,651,952

Collateralized mortgage-backed obligations (privately originated) 4.94%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.17% 10/25/2035[3,4]		1,228	1,198
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]		2,925	2,514
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]		3,716	3,508
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]		423	393
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]		2,823	2,644
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,5]		1,526	1,409
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,5,8]		8,783	8,149
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]		2,181	1,984
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]		7,592	6,922
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]		5,539	5,307
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,5]		4,287	3,857
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,5,8]		1,326	1,248
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,5,8]		758	742
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,5,8]		6,837	6,701
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,5,8]		3,658	3,428
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]		3,403	3,213
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[3]		1,000	882
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,5]		2,459	2,388
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,5]		300	285
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,5]		9,531	9,333
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,5]		13,969	13,803
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,5]		3,292	3,231
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]		2,112	2,092
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]		9,112	8,529
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]		1,800	1,628
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,5,8]		10,307	10,315
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,5]		40	40
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]		9,302	7,860
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.036% 5/25/2024[3,4]		3,975	3,985
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 9.736% 2/25/2025[3,4]		1,310	1,341
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (30-day Average USD-SOFR + 5.864%) 11.186% 7/25/2029[3,4]		850	960
Connecticut Avenue Securities Trust, Series 2018-C01, Class 1M2C, (30-day Average USD-SOFR + 2.364%) 7.686% 7/25/2030[3,4]		5,000	5,117
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.222% 6/25/2043[3,4,5]		2,453	2,480
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.372% 1/25/2044[3,4,5]		3,802	3,805
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,5]		3,939	3,652
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]		7,335	7,191
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,5]		13,687	14,654
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.736% 10/25/2027[3,4]		913	921
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.136% 4/25/2028[3,4]		2,101	2,191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.986% 7/25/2028[3,4]		1,752	1,857

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.322% 4/25/2042[3,4,5]	USD	1,938	$1,964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.272% 6/25/2042[3,4,5]		1,342	1,379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.472% 9/25/2042[3,4,5]		177	179
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.136% 1/25/2050[3,4,5]		692	696
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[3,5,8]		1,067	1,066
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]		21,572	19,027
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,5]		5,944	5,386
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,5]		998	955
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]		534	525
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,5]		2,033	1,634
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,5,8]		11,716	11,898
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,5,8]		15,279	15,148
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[3,5,8]		21,342	21,456
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[3,5,8]		8,961	9,002
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,5,8]		11,425	11,074
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,5]		2,231	2,164
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,5,8]		6,482	6,267
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.285% 11/25/2055[3,4,5]		27,731	27,698
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,5]		1,678	1,566
Mill City Mortgage Trust, Series 15-1, Class M3, 3.804% 6/25/2056[3,4,5]		2,740	2,688
Mill City Mortgage Trust, Series 15-1, Class M2, 3.804% 6/25/2056[3,4,5]		276	275
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]		6,085	5,986
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]		3,709	3,503
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]		4,202	4,039
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]		244	229
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]		508	474
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]		216	201
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]		1,553	1,481
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]		433	413
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]		929	897
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]		745	718
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]		8,274	7,746
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.185% 5/25/2055[3,4,5]		25,739	25,757
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[3,5]		15,000	14,260
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,5,8]		5,906	5,923
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,5,8]		7,669	7,660
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[3,5,8]		1,378	1,376
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]		9,840	8,255
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,5]		2,397	2,295
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[3,5]		15,688	14,483
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[3,5]		5,683	5,197
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,5]		638	601
Progress Residential Trust, Series 2023-SFR1, Class A, 4.30% 3/17/2040[3,5]		649	627
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[3,5]		7,311	6,724
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]		1,496	1,454
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]		2,529	2,495
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.222% 3/25/2054[3,4,5]		2,000	1,938
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,5]		6,597	6,533
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.301% 2/25/2055[3,4,5]		1,830	1,772
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]		5,625	5,552

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	USD	2,550	$2,462
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,5]		189	188
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,5]		463	460
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]		2,538	2,425
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,5]		339	338
Towd Point Mortgage Trust, Series 2016-5, Class M1, 3.375% 10/25/2056[3,4,5]		4,000	3,785
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]		9,145	8,959
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.035% 2/25/2057[3,4,5]		813	826
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,5]		2,782	2,726
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.514% 4/25/2057[3,4,5]		752	729
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]		6,818	6,545
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,5]		3,089	2,970
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]		26	26
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]		2,300	2,155
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]		2,739	2,648
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.777% 11/25/2057[3,4,5]		2,100	2,064
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]		1,298	1,265
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]		6,262	6,075
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]		4,594	4,383
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]		1,656	1,621
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]		5,347	5,145
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.435% 5/25/2058[3,4,5]		286	291
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.741% 12/25/2058[3,4,5]		5,086	4,845
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,5]		3,237	2,847
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.684% 11/25/2060[3,4,5]		2,525	2,498
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,5]		10,200	9,651
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,5]		850	747
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[3,5]		5,568	5,524
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[3,5]		11,759	11,629
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,5]		146	144
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,5,8]		4,216	4,193
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,5,8]		5,231	5,229
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[3,5,8]		12,883	12,937
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[3,5,8]		9,278	9,344
			570,067

Commercial mortgage-backed securities 4.13%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[3,5]		1,981	1,798
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[3,5]		10,741	10,196
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]		500	484
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[3]		10,654	10,099
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[3]		3,099	2,924
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[3,4]		4,885	5,237
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[3]		1,185	1,039
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[3]		1,613	1,439
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,5]		17,000	16,356
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.237% 3/15/2037[3,4,5]		6,045	5,760
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[3,4]		388	419
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[3]		3,000	2,412
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[3]		3,216	3,362
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[3]		672	696
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.642% 3/15/2041[3,4,5]		11,506	11,514
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[3,4]		2,482	2,600
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[3,4]		1,996	2,098

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[3,4]	USD	2,244	$2,312
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.087% 5/15/2039[3,4,5]		4,413	4,421
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.216% 4/15/2037[3,4,5]		1,157	1,162
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[3,4,5]		4,773	4,798
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.021% 9/15/2034[3,4,5]		20,011	19,775
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.132% 9/15/2036[3,4,5]		14,291	14,140
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.331% 10/15/2036[3,4,5]		7,298	7,209
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.102% 6/15/2038[3,4,5]		2,699	2,676
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.302% 6/15/2038[3,4,5]		961	949
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.282% 11/15/2038[3,4,5]		18,728	18,619
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.308% 2/15/2039[3,4,5]		10,634	10,550
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.599% 6/15/2040[3,4,5]		9,451	9,494
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,5]		3,158	2,932
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[3]		2,000	1,852
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[3,4,5]		6,311	6,416
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,4,5]		17,000	17,535
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]		500	495
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]		5,019	4,878
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[3,5]		8,700	8,251
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]		12,466	12,385
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]		16,310	16,081
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]		1,800	1,771
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]		4,000	3,723
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]		901	885
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[3]		324	306
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]		1,055	1,033
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[3,5]		5,393	5,536
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,5]		275	266
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.512% 7/15/2038[3,4,5]		4,849	4,846
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]		7,079	7,177
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,5]		10,065	9,798
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[3,5]		8,886	9,202
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.352% 7/15/2025[3,4,5]		1,830	1,823
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[3,4,5]		19,636	19,458
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]		11,255	11,104
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]		1,460	1,410
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[3]		6,846	6,630
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[3]		1,000	929
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[3]		2,975	2,353
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.515% 5/17/2038[3,4,5]		4,500	4,485
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]		91	90
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]		2,333	2,200
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,5]		7,510	6,632

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,4]	USD	2,738	$2,583
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[3]		2,145	2,017
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,5]		6,622	5,872
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.233% 4/15/2038[3,4,5]		9,007	8,955
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]		1,897	1,883
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]		1,250	1,221
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]		4,000	3,879
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,4]		1,000	933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]		259	254
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]		995	963
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,5]		7,505	6,947
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,5]		7,365	6,433
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.582% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[3,5,8]		14,280	13,845
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.932% 5/15/2038[3,4,5]		500	474
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[3]		872	829
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.009% 7/15/2036[3,4,5]		6,572	6,498
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.163% 11/15/2038[3,4,5]		5,061	5,041
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.318% 1/15/2039[3,4,5]		16,312	16,163
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,4]		6,749	6,520
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]		5,160	4,854
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]		1,677	1,662
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[3,4]		1,000	917
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[3,4]		8,775	8,480
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]		581	570
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]		5,397	5,336
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.107% 11/15/2027[3,4,5]		17,286	17,378
			477,527

Total mortgage-backed obligations			2,699,546

Asset-backed obligations 21.16%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.619% 10/20/2031[3,4,5]		2,228	2,227
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.727% 10/23/2034[3,4,5]		3,540	3,530
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[3,5]		263	263
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[3,5]		5,750	5,778
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,5]		1,973	1,925
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[3,5]		708	699
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,5]		3,374	3,396
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[3,5]		7,486	7,598
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,5]		6,317	6,340
Affirm, Inc., Series 2024-A, Class A, 6.27% 2/15/2029[3,5]		13,906	13,890
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[3,4,5]		8,511	8,586

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[3,4,5]	USD	3,535	$3,539
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[3,4,5]		7,839	7,848
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,5]		238	238
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,5]		1,041	1,041
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[3,5]		6,339	6,341
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,5]		1,120	1,133
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[3,5]		14,718	14,676
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,5]		11,956	11,789
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,5]		4,339	4,226
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,5]		1,521	1,483
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.685% 5/26/2031[3,4,5]		1,481	1,482
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]		5,155	5,161
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[3]		11,204	11,239
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[3]		9,883	9,941
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.631% 1/28/2031[3,4,5]		166	166
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD CME Term SOFR + 1.402%) 6.719% 7/22/2032[3,4,5]		1,000	1,001
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.508% 7/17/2030[3,4,5]		673	672
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.589% 4/20/2031[3,4,5]		1,799	1,800
Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.796% 4/15/2033[3,4,5]		2,000	2,003
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.499% 1/22/2028[3,4,5]		4,191	4,191
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD CME Term SOFR + 1.912%) 7.226% 7/15/2030[3,4,5]		1,010	1,011
Ares CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 6.654% 4/17/2033[3,4,5]		3,000	3,000
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[3,5]		12,500	12,563
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,5]		1,033	1,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,5]		2,280	2,222
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,5]		1,250	1,202
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,5]		18,269	17,195
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,5]		5,320	5,390
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,5]		6,056	6,027
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[3,5]		6,340	6,357
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,5]		6,476	6,559
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class A, 5.90% 8/21/2028[3,5]		3,900	3,959
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[3,5]		1,000	1,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[3,5]		3,732	3,744
AXIS Equipment Finance Receivables, LLC, Series 2024-1, Class A2, 5.38% 1/21/2031[3,5]		7,425	7,435
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.272%) 6.586% 10/15/2033[3,4,5]		2,574	2,579
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 1/18/2035[3,4,5]		1,500	1,497

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.418% 4/20/2036[3,4,5]	USD	1,000	$1,004
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.766% 7/25/2034[3,4,5]		3,750	3,754
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 7.218% 4/20/2035[3,4,5]		2,000	2,001
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[3,4,5]		24,200	24,189
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.305% 4/25/2036[3,4,5]		857	865
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]		9,593	9,625
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[3]		976	979
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,5]		177	176
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,5]		2,807	2,673
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,5]		1,889	1,840
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,5]		650	600
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,5]		2,600	2,547
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.031% 5/17/2031[3,4,5]		2,462	2,455
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.179% 4/30/2031[3,4,5]		700	701
Birch Grove CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.512%) 7.821% 10/19/2034[3,4,5]		1,500	1,498
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[3,4,5]		1,975	1,993
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.526% 7/15/2031[3,4,5]		3,200	3,154
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]		2,816	2,810
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A2, 5.82% 9/15/2026[3]		2,246	2,246
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[3]		7,634	7,704
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[3]		10,329	10,314
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[3]		1,507	1,508
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD CME Term SOFR + 1.342%) 6.659% 4/20/2031[3,4,5]		250	250
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD CME Term SOFR + 1.312%) 6.619% 5/15/2031[3,4,5]		1,275	1,276
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD CME Term SOFR + 1.312%) 6.631% 7/27/2031[3,4,5]		2,290	2,294
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD CME Term SOFR + 1.342%) 6.659% 1/20/2032[3,4,5]		249	250
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD CME Term SOFR + 1.342%) 6.659% 4/22/2032[3,4,5]		2,000	2,002
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]		1,274	1,273
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]		1,469	1,468
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]		5,637	5,635
CarMax Auto Owner Trust, Series 2024-1, Class A2A, 5.30% 3/15/2027[3]		1,500	1,499
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[3]		3,642	3,654
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92% 10/16/2028[3]		10,000	9,965
Carvana Auto Receivables Trust, Series 2024-N1, Class A2, 5.76% 4/12/2027[3,5]		3,000	3,004
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[3,5]		2,416	2,427
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[3,5]		6,991	7,036
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[3,5]		1,442	1,452
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[3,5]		736	742
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,5]		1,358	1,173
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032[3,5]		12,000	12,154

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[3,4,5]	USD	11,712	$11,710
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.064% 10/15/2034[3,4,5]		3,000	3,004
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.714% 3/22/2035[3,4,5]		2,000	2,006
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,5]		28,256	26,296
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,5]		20,519	18,438
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,5]		10,785	10,529
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,5]		4,262	4,144
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[3]		17,109	17,022
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[3]		6,088	6,068
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[3,5]		5,712	5,749
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.53% 10/24/2030[3,4,5]		1,179	1,180
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.372%) 6.689% 1/22/2031[3,4,5]		214	214
CIFC Funding, Ltd., CLO, Series 2014-5, Class A1R2, (3-month USD CME Term SOFR + 1.462%) 6.778% 10/17/2031[3,4,5]		600	601
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.055% 4/22/2026[3,4]		13,839	13,849
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[3]		7,630	7,650
Citizens Auto Receivables Trust, Series 2024-1, Class A2A, 5.43% 10/15/2026[3,5]		19,200	19,209
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[3,5]		20,622	20,873
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[3,5]		15,589	15,580
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[3,5]		8,672	8,823
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,5]		2,936	2,629
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,5]		6,359	5,689
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,5]		5,285	4,746
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[3,5]		1,879	1,660
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,5]		2,846	2,533
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.126% 10/15/2029[3,4,5]		539	539
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,5]		2,852	2,851
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,5]		773	771
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[3,5]		5,482	5,490
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,5]		3,278	3,267
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,5]		3,211	3,216
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,5]		2,667	2,670
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[3,5]		3,787	3,785
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[3,5]		1,625	1,622
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,5]		4,663	4,632
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[3,5]		1,171	1,179
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,5]		641	640
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,5]		3,028	3,001
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[3,5]		3,463	3,505
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.926% 10/15/2031[3,4,5]		1,000	1,002
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[3]		8,594	8,591
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[3]		1,626	1,625
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[3]		2,892	2,893
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,5]		105	105
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,5]		3,654	3,657
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,5]		3,194	3,189
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,5]		962	963
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[3,5]		3,677	3,690
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,5]		6,000	5,920
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,5]		5,316	5,292
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[3,5]		1,187	1,195
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[3,4,5]		4,007	4,009
Dryden Senior Loan Fund, CLO, Series 2015-38, Class ARR, (3-month USD CME Term SOFR + 1.15%) 6.481% 7/15/2030[3,4,5]		2,048	2,048

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 1/15/2031[3,4,5]	USD	2,437	$2,442
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 6.579% 5/15/2031[3,4,5]		1,041	1,042
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD CME Term SOFR + 1.312%) 6.626% 7/15/2031[3,4,5]		962	964
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD CME Term SOFR + 1.482%) 6.78% 1/18/2032[3,4,5]		1,800	1,805
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.419% 5/15/2032[3,4,5]		1,414	1,409
Dryden Senior Loan Fund, CLO, Series 2021-93, Class A1A, (3-month USD CME Term SOFR + 1.342%) 6.656% 1/15/2034[3,4,5]		725	726
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD CME Term SOFR + 1.302%) 6.619% 4/20/2034[3,4,5]		1,250	1,250
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,5]		716	637
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[3,4,5]		22,000	22,084
Elmwood CLO IV, Ltd., Series 2020-1, Class A, (3-month USD CME Term SOFR + 1.502%) 6.816% 4/15/2033[3,4,5]		300	300
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,5]		6,660	6,565
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,5]		2,181	2,158
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,5]		10,620	10,646
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[3,5]		12,910	12,891
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[3,5]		4,534	4,523
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]		58	58
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[3]		731	731
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]		696	696
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[3]		2,091	2,093
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[3]		9,100	9,096
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]		3,411	3,401
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]		6,440	6,418
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[3]		9,940	10,023
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]		3,930	3,925
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[3]		4,450	4,444
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]		4,808	4,814
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[3]		3,231	3,241
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]		2,330	2,345
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[3]		283	286
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[3]		6,168	6,150
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[3]		4,255	4,239
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]		4,144	4,133
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[3]		5,347	5,426
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,5]		6,205	5,785
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,5]		7,206	7,212
Flagship Credit Auto Trust, Series 2023-3, Class A2, 5.89% 7/15/2027[3,5]		4,693	4,698
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[3,5]		2,469	2,470
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[3,5]		2,126	2,128
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[3]		9,463	9,445
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[3]		2,413	2,404
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,5]		2,000	1,962
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,5]		7,910	7,661
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,5]		17,573	17,504
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[3,5]		2,981	3,016
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.566% 4/23/2036[3,4,5]		1,500	1,508
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.684% 1/15/2030[3,4,5]		376	376
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.546% 10/15/2030[3,4,5]		1,724	1,725
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,5]		7,618	6,842
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,5]		4,013	3,503
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.669% 4/20/2032[3,4,5]		930	930

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,5]	USD	18,427	$16,895
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,5]		13,588	12,472
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,5]		16,113	14,302
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,5]		6,951	6,207
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[3,5]		32,555	32,679
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[3,5]		20,000	20,254
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[3,5]		2,915	2,911
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[3,5]		5,212	5,207
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[3,5]		14,726	14,663
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]		869	868
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]		3,706	3,700
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[3]		3,042	3,050
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[3]		1,804	1,811
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]		1,151	1,149
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[3]		8,324	8,381
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[3,5]		12,000	12,136
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,5]		2,325	2,398
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[3,5]		24,204	25,020
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[3]		5,540	5,525
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[3]		2,495	2,490
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[3,5]		16,100	16,184
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.489% 11/20/2030[3,4,5]		687	687
GoldenTree Loan Opportunities X, Ltd., CLO, Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2031[3,4,5]		15,266	15,289
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[3,4,5]		1,337	1,339
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.176% 4/15/2033[3,4,5]		2,185	2,177
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD CME Term SOFR + 1.912%) 7.184% 8/5/2030[3,4,5]		1,000	1,000
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.434% 8/5/2030[3,4,5]		500	499
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.076% 10/25/2034[3,4,5]		4,000	4,000
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.586% 1/27/2031[3,4,5]		1,580	1,571
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.681% 7/28/2031[3,4,5]		9,008	9,018
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.814% 1/15/2035[3,4,5]		618	623
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.439% 7/20/2031[3,4,5]		8,814	8,821
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,5]		11,495	11,191
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,5]		3,660	3,556
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,5]		15,481	14,891
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,5]		26,860	26,227
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,5]		11,000	10,991
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,5]		24,031	21,827
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,5]		3,000	2,859
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[3,5]		2,295	2,371
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]		5,561	5,551
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[3]		3,626	3,645
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[3,5]		9,596	9,558
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[3,5]		1,425	1,420
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD CME Term SOFR + 1.292%) 6.606% 1/15/2031[3,4,5]		381	382
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD CME Term SOFR + 1.292%) 6.616% 4/25/2031[3,4,5]		553	553
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.279% 4/22/2033[3,4,5]		500	497
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.276% 7/14/2031[3,4,5]		2,000	2,001

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.168% 7/20/2035[3,4,5]	USD	22,919	$22,975
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.756% 1/15/2031[3,4,5]		569	570
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.576% 4/15/2031[3,4,5]		1,266	1,267
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 6.976% 4/15/2031[3,4,5]		700	699
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.568% 10/20/2031[3,4,5]		3,000	3,008
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.789% 10/20/2034[3,4,5]		735	735
LAD Auto Receivables Trust, Series 2023-3, Class A2, 6.09% 6/15/2026[3,5]		7,680	7,689
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,5]		989	980
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,5]		9,902	9,899
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[3,5]		10,804	10,792
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,5]		3,979	3,969
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,5]		18,199	18,154
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,5]		1,692	1,694
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,5]		642	643
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[3,5]		25,457	25,598
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[3,5]		12,972	13,079
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,5]		339	340
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[3,5]		6,526	6,505
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,5]		4,505	4,493
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[3,5]		12,138	12,229
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,5]		895	890
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[3,5]		6,414	6,386
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,5]		1,980	1,969
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[3,5]		1,470	1,464
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.656% 7/16/2031[3,4,5]		5,319	5,323
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/20/2035[3,4,5]		1,837	1,838
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[3,4,5]		15,004	15,035
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.551% 7/27/2031[3,4,5]		674	675
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.236% 4/25/2032[3,4,5]		1,200	1,202
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.721% 4/19/2033[3,4,5]		1,000	1,002
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.726% 4/15/2029[3,4,5]		2,907	2,907
MCF CLO, LLC, Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.632%) 6.93% 7/18/2030[3,4,5]		1,227	1,226
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]		905	904
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[3]		12,511	12,454
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[3]		4,571	4,540
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.649% 4/20/2033[3,4,5]		2,000	1,995
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.848% 4/18/2034[3,4,5]		500	501
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9,10]		3,635	3,632
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9,10]		385	385
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,5]		23,801	23,957
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.189% 5/20/2034[3,4,5]		1,800	1,783
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.148% 9/14/2033[3,4,5]		4,000	3,960
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.512%) 6.829% 10/20/2030[3,4,5]		296	296
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,5]		3,951	3,470
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,5]		1,081	982
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,5]		4,019	3,498
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,5]		8,285	7,206
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,5]		8,751	7,517

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,5]	USD	4,728	$4,018
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,5]		14,349	12,402
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,5]		12,578	11,360
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,5]		10,038	9,096
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,5]		20,140	18,273
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.579% 4/22/2029[3,4,5]		350	350
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD CME Term SOFR + 1.192%) 6.49% 10/18/2029[3,4,5]		277	277
Neuberger Berman CLO, Ltd., Series 2018-27A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.976% 1/15/2030[3,4,5]		2,035	2,028
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.619% 4/20/2031[3,4,5]		325	325
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,5]		48,385	42,169
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.581% 12/21/2029[3,4,5]		1,150	1,148
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[3,4,5]		4,557	4,564
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.671% 4/19/2031[3,4,5]		238	238
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.818% 4/20/2035[3,4,5]		3,000	3,017
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.429% 10/20/2030[3,4,5]		500	502
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.796% 10/15/2034[3,4,5]		2,000	2,000
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.318% 1/20/2035[3,4,5]		2,400	2,411
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[3,4,5]		2,422	2,425
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD CME Term SOFR + 1.482%) 6.798% 1/17/2032[3,4,5]		500	500
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.587% 4/10/2033[3,4,5]		3,250	3,248
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[3,4,5]		1,200	1,201
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD CME Term SOFR + 1.212%) 6.526% 7/15/2029[3,4,5]		186	186
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.286% 1/25/2031[3,4,5]		700	689
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,5]		8,688	8,596
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,5]		3,912	3,752
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,5]		8,636	8,169
Owl Rock CLO, Ltd., Series 2022-7, Class A1, (3-month USD CME Term SOFR + 2.10%) 7.418% 7/20/2033[3,4,5]		4,000	4,002
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[3,4,5]		3,524	3,523
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[3,4,5]		12,575	12,555
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[3,4,5]		4,278	4,273
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.364% 4/15/2030[3,4,5]		4,044	4,044
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.134% 4/15/2031[3,4,5]		12,477	12,514
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.064% 4/15/2031[3,4,5]		4,000	4,001
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.676% 7/16/2031[3,4,5]		6,670	6,680
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.069% 7/24/2031[3,4,5]		9,426	9,432
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.578% 10/17/2031[3,4,5]		2,554	2,556
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[3,5]		1,500	1,466
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,5]		5,455	5,370

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.475% 8/16/2027[3,4,5]	USD	4,490	$4,519
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,5]		10,653	10,780
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[3,5]		22,925	22,952
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[3,5]		4,277	4,314
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.268% 4/20/2036[3,4,5]		3,000	3,010
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[3,5]		11,358	11,348
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,5]		8,854	8,852
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.685% 7/25/2051[3,4,5]		714	713
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[3,4,5]		18,714	18,718
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.70% 7/24/2032[3,4,5]		600	601
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[3,5]		3,212	3,225
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD CME Term SOFR + 1.452%) 6.776% 10/25/2031[3,4,5]		2,891	2,893
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 10/15/2032[3,4,5]		2,500	2,503
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.422%) 6.736% 10/15/2034[3,4,5]		2,000	2,001
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.729% 1/20/2035[3,4,5]		550	550
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,5]		6,902	6,862
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.769% 10/20/2030[3,4,5]		1,057	1,057
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.362%) 6.681% 5/20/2031[3,4,5]		409	409
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.099% 1/15/2036[3,4,5]		2,000	2,008
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]		675	675
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[3]		440	441
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]		1,804	1,804
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]		5,874	5,855
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[3]		2,502	2,506
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]		2,521	2,512
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[3]		20,126	20,136
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[3]		3,583	3,592
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]		2,589	2,565
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]		3,008	3,010
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]		3,171	3,144
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]		4,660	4,605
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]		1,521	1,530
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]		6,392	6,351
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[3]		6,148	6,149
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[3]		1,390	1,396
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[3]		1,152	1,156
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[3]		2,810	2,855
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]		10,512	10,384
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]		4,994	4,936
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[3]		3,718	3,713
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]		8,843	8,736
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[3]		902	908
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]		961	980
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[3,5]		8,098	8,095
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[3,5]		9,804	9,811
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[3,5]		7,425	7,438
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A2, 5.35% 6/21/2027[3,5]		19,000	18,996
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[3,5]		9,627	9,679
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[3,5]		32,766	32,628
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[3,5]		798	807
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,5]		1,654	1,606

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.875% 11/15/2052[3,4,5]	USD	2,090	$2,105
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,5]		1,663	1,469
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,5]		2,271	2,033
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2030[3,4,5]		3,365	3,366
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.559% 10/20/2030[3,4,5]		8,408	8,412
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 4/18/2031[3,4,5]		340	340
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.81% 4/18/2031[3,4,5]		1,200	1,162
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 7/18/2031[3,4,5]		7,000	6,996
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,5]		7,150	6,651
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,5]		1,964	1,828
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.212%) 6.529% 12/29/2029[3,4,5]		2,081	2,084
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[3,4,5]		8,473	8,472
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,5]		11,083	10,434
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[3,4,5]		2,000	2,004
Sycamore Tree CLO, Ltd., Series 2023-4, Class C, (3-month USD CME Term SOFR + 3.70%) 9.018% 10/20/2036[3,4,5]		1,500	1,506
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.416% 10/25/2029[3,4,5]		1,741	1,742
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[3]		16,401	16,547
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[3]		3,984	4,050
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,5]		3,697	3,354
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.417% 1/17/2032[3,4,5]		705	704
TCW CLO, Ltd., Series 2019-1, Class ASNR, (3-month USD CME Term SOFR + 1.482%) 6.807% 8/16/2034[3,4,5]		3,000	2,996
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.779% 7/20/2031[3,4,5]		1,084	1,086
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.818% 1/17/2030[3,4,5]		479	479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,5]		4,574	4,262
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,5]		3,051	2,771
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[3,5]		7,773	6,847
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,5]		7,115	6,309
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.049% 4/20/2031[3,4,5]		700	697
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.746% 7/15/2034[3,4,5]		2,000	2,002
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[3,5]		1,730	1,491
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[3,5]		14,656	14,672
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]		12,679	12,576
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[3]		7,517	7,530
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[3]		8,862	8,833
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[3]		3,293	3,278
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,5]		6,343	6,336
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[3,4,5]		10,000	10,012
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[3,4,5]		1,628	1,628
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.786% 1/25/2035[3,4,5]		1,000	998
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,5]		13,596	12,053
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,5]		4,569	3,972
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.168% 7/20/2031[3,4,5]		4,500	4,504
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[3,4,5]		10,500	10,533

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.559% 9/7/2030[3,4,5]	USD	3,438	$3,434
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.63% 7/18/2031[3,4,5]		4,173	4,174
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.456% 4/15/2027[3,4,10]		285	285
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]		4,000	3,994
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]		14,170	14,103
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[3]		15,940	15,909
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]		6,457	6,324
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]		17,721	17,540
Verizon Master Trust, Series 2023-4, Class A1A, 5.16% 6/20/2029[3]		11,800	11,840
Verizon Master Trust, Series 2023-6, Class A, 5.35% 9/22/2031[3,5]		10,000	10,190
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[3,5]		12,162	12,172
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.619% 9/15/2030[3,4,5]		512	512
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD CME Term SOFR + 1.512%) 6.81% 1/18/2029[3,4,5]		475	475
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.322%) 6.636% 4/15/2031[3,4,5]		312	313
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.426% 7/15/2031[3,4,5]		400	396
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.469% 7/20/2029[3,4,5]		48	48
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.728% 1/17/2031[3,4,5]		1,496	1,497
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[3,4,5]		900	906
Wells Fargo Card Issuance Trust, Series 2024-A1, Class A, 5.039% 2/15/2029[3]		17,961	17,982
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,5]		1,461	1,461
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,5]		6,412	6,410
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,5]		10,800	10,789
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,5]		3,067	3,069
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[3,5]		5,000	5,016
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[3,5]		13,000	13,085
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[3,5]		17,755	17,949
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,5]		11,200	11,234
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,5]		1,863	1,880
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,5]		2,978	2,969
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,5]		1,771	1,767
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,5]		686	685
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[3,5]		2,411	2,420
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.226% 7/15/2030[3,4,5]		250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.56% 10/18/2030[3,4,5]		1,692	1,695
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.825% 4/25/2036[3,4,5]		500	502
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]		5,276	5,245
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[3]		1,237	1,239
			2,444,592

Corporate bonds, notes & loans 8.63%
Financials 4.93%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,8]		20,000	20,518
American Express Co. 4.90% 2/13/2026		10,572	10,542
American Express Co. 1.65% 11/4/2026		2,000	1,830
Bank of America Corp. (USD-SOFR + 0.41%) 5.31% 6/14/2024[4]		10,000	9,998
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]		10,000	9,684
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]		25,000	24,849
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		10,402	10,115

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,8]	USD	10,000	$10,064
Bank of Nova Scotia (The) 1.45% 1/10/2025		2,000	1,933
Bank of Nova Scotia (The) 1.35% 6/24/2026		2,000	1,837
BPCE SA 1.625% 1/14/2025[5]		6,000	5,801
BPCE SA 1.00% 1/20/2026[5]		2,000	1,847
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,8]		10,000	10,012
Chubb INA Holdings, Inc. 3.35% 5/3/2026		1,275	1,230
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		2,000	1,933
Cooperatieve Rabobank UA (New York Branch) 4.85% 1/9/2026		20,000	19,923
Dexia 0.50% 7/16/2024[5]		11,000	10,800
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[8]		3,860	3,962
Goldman Sachs Group, Inc. 5.70% 11/1/2024		8,000	8,005
Guardian Life Global Funding 0.875% 12/10/2025[5]		8,000	7,403
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]		20,000	19,610
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]		12,500	12,219
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[8]		11,225	11,168
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		2,000	1,874
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		5,000	4,946
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[8]		23,000	23,068
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[8]		12,082	11,958
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[8]		15,000	15,109
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[8]		17,800	17,731
Met Tower Global Funding 0.70% 4/5/2024[5]		25,000	24,890
Met Tower Global Funding 1.25% 9/14/2026[5]		20,000	18,145
Metropolitan Life Global Funding I 5.00% 1/6/2026[5]		10,000	9,977
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]		18,000	16,436
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]		5,600	5,458
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]		19,129	18,565
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]		6,645	6,609
National Australia Bank, Ltd. 1.388% 1/12/2025[5]		17,000	16,457
National Australia Bank, Ltd. 4.787% 1/10/2029		10,000	9,943
New York Life Global Funding 0.90% 10/29/2024[5]		20,000	19,414
New York Life Global Funding 0.95% 6/24/2025[5]		17,280	16,361
New York Life Global Funding 0.85% 1/15/2026[5]		10,000	9,265
Nordea Bank ABP 3.60% 6/6/2025[5]		3,000	2,939
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]		10,000	9,970
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]		16,215	14,993
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]		3,000	2,997
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]		5,000	4,941
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[8]		2,500	2,515
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]		7,295	7,253
Swedbank AB 6.136% 9/12/2026[5]		20,000	20,277
Toronto-Dominion Bank (The) 1.15% 6/12/2025		7,208	6,844
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[8]		2,931	2,900
UBS AG 0.70% 8/9/2024[5]		20,000	19,592
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		8,788	8,619
Wells Fargo Bank, N.A. 5.45% 8/7/2026		4,000	4,035
			569,364

Consumer discretionary 0.91%
Amazon.com, Inc. 0.45% 5/12/2024		9,210	9,124
American Honda Finance Corp. 0.55% 7/12/2024		9,000	8,838
American Honda Finance Corp. 0.75% 8/9/2024		16,000	15,677
BMW US Capital, LLC 0.80% 4/1/2024[5]		5,752	5,729
Daimler Trucks Finance North America, LLC (USD-SOFR + 1.00%) 5.30% 4/5/2024[4,5]		20,000	20,012
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]		4,569	4,556
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]		3,343	3,334
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]		8,525	7,823
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]		10,070	10,035
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]		6,068	6,140

Short-Term Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	USD	3,725	$3,736
Toyota Motor Credit Corp. 0.80% 1/9/2026		8,695	8,070
Toyota Motor Credit Corp. 4.45% 5/18/2026		2,500	2,474
			105,548

Health care 0.89%
AbbVie, Inc. 4.80% 3/15/2027		25,075	25,008
AbbVie, Inc. 4.80% 3/15/2029		22,000	21,903
Bristol-Myers Squibb Co. 4.90% 2/22/2029		22,400	22,355
Cigna Group (The) 1.25% 3/15/2026		832	769
Eli Lilly and Co. 5.00% 2/27/2026		16,000	15,999
Novartis Capital Corp. 2.00% 2/14/2027		3,656	3,390
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		8,000	7,848
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		5,000	4,920
			102,192

Information technology 0.44%
Apple, Inc. 1.125% 5/11/2025		4,352	4,157
Apple, Inc. 0.70% 2/8/2026		12,135	11,223
Cisco Systems, Inc. 4.80% 2/26/2027		22,535	22,557
Cisco Systems, Inc. 4.85% 2/26/2029		12,641	12,664
			50,601

Materials 0.40%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		3,405	3,221
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		17,000	16,934
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026		6,000	6,039
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		9,000	8,943
EIDP, Inc. 4.50% 5/15/2026		10,834	10,670
			45,807

Utilities 0.37%
Entergy Louisiana, LLC 0.95% 10/1/2024		16,000	15,581
PacifiCorp 5.10% 2/15/2029		5,225	5,211
Southern California Edison Co. 0.975% 8/1/2024		5,229	5,128
Southern California Edison Co. 4.90% 6/1/2026		8,000	7,947
Southern California Edison Co. 4.875% 2/1/2027		9,150	9,103
			42,970

Consumer staples 0.32%
Philip Morris International, Inc. 2.875% 5/1/2024		4,000	3,982
Philip Morris International, Inc. 4.875% 2/13/2026		8,000	7,965
Philip Morris International, Inc. 4.875% 2/15/2028		13,616	13,547
Philip Morris International, Inc. 5.25% 9/7/2028		4,475	4,512
Procter & Gamble Co. 4.10% 1/26/2026		5,254	5,195
Procter & Gamble Co. 1.00% 4/23/2026		2,389	2,212
			37,413

Industrials 0.13%
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[5]		15,000	14,989

Real estate 0.12%
Public Storage Operating Co. (USD-SOFR + 0.47%) 5.831% 4/23/2024[4]		13,770	13,771

Energy 0.07%
Exxon Mobil Corp. 2.019% 8/16/2024		5,125	5,048
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]		2,690	2,526
			7,574

Communication services 0.05%
SBA Tower Trust 1.631% 11/15/2026[5]		6,741	6,058

Total corporate bonds, notes & loans			996,287

22	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.48%
Asian Development Bank 4.125% 9/27/2024	USD	23,281	$23,119
Asian Development Bank 0.625% 10/8/2024		8,547	8,312
Asian Development Bank 2.875% 5/6/2025		10,981	10,715
Asian Development Bank 1.00% 4/14/2026		19,197	17,795
Asian Development Bank 3.875% 9/28/2032		2,327	2,240
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]		40,000	38,774
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[5]		9,184	9,051
Chile (Republic of) 4.85% 1/22/2029		1,855	1,842
Corporacion Andina de Fomento 5.00% 1/24/2029		19,547	19,331
CPPIB Capital, Inc. 0.875% 9/9/2026[5]		10,154	9,247
CPPIB Capital, Inc. 4.375% 1/30/2027[5]		7,375	7,329
CPPIB Capital, Inc. 4.25% 7/20/2028[5]		4,787	4,735
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]		14,294	13,808
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]		15,276	13,919
European Bank for Reconstruction & Development 0.50% 5/19/2025		4,750	4,498
European Investment Bank 2.25% 6/24/2024		5,000	4,951
European Investment Bank 4.00% 2/15/2029		27,105	26,679
Inter-American Development Bank 0.50% 9/23/2024		8,000	7,789
Inter-American Development Bank 0.625% 7/15/2025		5,500	5,188
Inter-American Development Bank 4.50% 5/15/2026		7,056	7,033
International Bank for Reconstruction and Development 1.625% 1/15/2025		2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025		3,526	3,375
Japan Bank for International Cooperation 1.75% 10/17/2024		3,594	3,514
Japan Bank for International Cooperation 2.875% 4/14/2025		19,050	18,559
Japan Bank for International Cooperation 4.25% 1/26/2026		19,250	19,016
KfW 5.125% 9/29/2025		39,416	39,567
KfW 4.00% 3/15/2029		3,714	3,653
Kommunalbanken 0.50% 10/21/2024[5]		3,978	3,860
Kommunalbanken 0.375% 9/11/2025[5]		13,000	12,130
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]		3,933	3,899
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]		6,173	5,603
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]		8,000	7,611
Saskatchewan (Province of) 3.25% 6/8/2027		3,364	3,224
Sweden (Kingdom of) 4.375% 1/30/2026[5]		8,840	8,783
Swedish Export Credit Corp. 3.625% 9/3/2024		20,783	20,588
Swedish Export Credit Corp. 4.375% 2/13/2026		11,784	11,683
			401,422

Municipals 0.26%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		7,500	7,143

Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		13,725	13,050

New York 0.09%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)		9,985	9,969

Total municipals			30,162

Federal agency bonds & notes 0.11%
Fannie Mae 0.375% 8/25/2025[1]		8,065	7,558
Federal Farm Credit Banks 1.125% 1/6/2025		2,726	2,636
Tennessee Valley Authority 3.875% 3/15/2028		2,274	2,240
			12,434

Total bonds, notes & other debt instruments (cost: $10,755,458,000)			10,647,568

Short-Term Bond Fund of America	23

Short-term securities 15.65%	Shares	Value (000)
Money market investments 15.65%
Capital Group Central Cash Fund 5.41%[11,12]	18,081,855	$1,808,186

Total short-term securities (cost: $1,808,160,000)		1,808,186

Options purchased (equity style) 0.02%
Options purchased (equity style)*		1,730

Total options purchased (equity style) (cost: $1,735,000)		1,730
Total investment securities 107.85% (cost: $12,565,353,000)		12,457,484
Total options written (0.02)%†		(1,800)
Other assets less liabilities (7.83)%		(904,015)

Net assets 100.00%		$11,551,669

*Options purchased (equity style)

Options on futures

		Notional			Value at
	Number of	amount	Exercise	Expiration	2/29/2024
Description	contracts	(000)	price	date	(000)
Put
3 Month SOFR Futures Option	1,000	USD250,000	USD94.37	3/15/2024	$6
3 Month SOFR Futures Option	920	230,000	96.00	12/13/2024	1,662
10 Year U.S. Treasury Note Futures Option	182	18,200	110.50	3/1/2024	37
					$1,705
Call
10 Year U.S. Treasury Note Futures Option	182	USD18,200	USD110.50	3/1/2024	$25
					$1,730

†Options written (equity style)

Options on futures

		Notional			Value at
	Number of	amount	Exercise	Expiration	2/29/2024
Description	contracts	(000)	price	date	(000)
Put
3 Month SOFR Futures Option	1,000	USD(250,000)	USD94.13	3/15/2024	$(6)
3 Month SOFR Futures Option	1,840	(460,000)	95.50	12/13/2024	(1,794)
					$(1,800)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
3 Month SOFR Futures	Long	2,013	3/19/2025	USD480,604	$ (603)
2 Year U.S. Treasury Note Futures	Long	25,214	7/3/2024	5,162,566	2,171
5 Year U.S. Treasury Note Futures	Short	2,801	7/3/2024	(299,444)	(461)
10 Year U.S. Treasury Note Futures	Short	1,929	6/28/2024	(213,034)	(79)
10 Year U.S. Treasury Note Futures	Short	7,748	6/28/2024	(884,604)	(3,636)

24	Short-Term Bond Fund of America

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
20 Year U.S. Treasury Bond Futures	Short	211	6/28/2024	USD(25,162)	$(137)
30 Year Ultra U.S. Treasury Bond Futures	Short	295	6/28/2024	(37,723)	(54)
					$(2,799)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional amount (000)	Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date
4.801%	Annual	SOFR	Annual	3/31/2025	USD29,982	$(69)	$—	$(69)
4.8155%	Annual	SOFR	Annual	3/31/2025	105,519	(226)	—	(226)
SOFR	Annual	4.5495%	Annual	8/29/2025	92,704	300	—	300
SOFR	Annual	4.5305%	Annual	8/29/2025	30,000	105	—	105
4.75908%	Annual	SOFR	Annual	11/9/2025	671,200	563	—	563
4.7575%	Annual	SOFR	Annual	11/9/2025	604,100	491	—	491
4.74674%	Annual	SOFR	Annual	11/9/2025	424,700	272	—	272
4.4245%	Annual	SOFR	Annual	12/6/2025	52,280	(212)	—	(212)
3.379%	Annual	SOFR	Annual	3/17/2028	30,693	(132)	—	(132)
3.355%	Annual	SOFR	Annual	3/17/2028	30,900	(145)	—	(145)
3.8825%	Annual	SOFR	Annual	12/7/2028	16,590	(108)	—	(108)
SOFR	Annual	4.18799%	Annual	11/9/2033	99,300	(2,448)	—	(2,448)
SOFR	Annual	4.205%	Annual	11/9/2033	141,900	(3,691)	—	(3,691)
SOFR	Annual	4.19658%	Annual	11/9/2033	158,800	(4,024)	—	(4,024)
SOFR	Annual	3.878%	Annual	12/6/2033	12,070	— [6]	—	— [6]
SOFR	Annual	3.8355%	Annual	12/7/2033	9,110	31	—	31
SOFR	Annual	3.3985%	Annual	3/17/2056	3,114	50	—	50
SOFR	Annual	3.413%	Annual	3/17/2056	3,100	43	—	43
						$(9,200)	$—	$(9,200)

Investments in affiliates12

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 15.65%
Money market investments 15.65%
Capital Group Central Cash Fund 5.41%[11]	$1,727,794	$2,520,011	$2,439,695	$123	$(47)	$1,808,186	$43,667

Short-Term Bond Fund of America	25

Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,9]	12/6/2022	$3,635	$3,632	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,9]	12/6/2022	385	385	.01
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.456% 4/15/2027[3,4]	10/4/2022	283	285	.00 [13]
Total		$4,303	$4,302	.04%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,362,000, which represented .46% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,291,539,000, which represented 28.49% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]	Step bond; coupon rate may change at a later date.
[9]	Value determined using significant unobservable inputs.
[10]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,302,000, which represented .04% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 2/29/2024.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Fin. = Finance

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

26	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities at February 29, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,757,194)	$10,649,298
Affiliated issuers (cost: $1,808,159)	1,808,186	$12,457,484
Receivables for:
Sales of investments	363,826
Sales of fund’s shares	14,846
Dividends and interest	57,506
Variation margin on centrally cleared swap contracts	357	436,535
		12,894,019
Liabilities:
Options written, at value (premium received: $1,543)		1,800
Payables for:
Purchases of investments	1,314,306
Repurchases of fund’s shares	16,270
Dividends on fund’s shares	697
Investment advisory services	2,298
Services provided by related parties	1,337
Trustees’ deferred compensation	127
Variation margin on futures contracts	2,248
Variation margin on centrally cleared swap contracts	1,253
Bank overdraft	1,948
Other	66	1,340,550
Net assets at February 29, 2024		$11,551,669

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,219,962
Total distributable earnings (accumulated loss)		(668,293)
Net assets at February 29, 2024		$11,551,669

Refer to the notes to financial statements.

Short-Term Bond Fund of America	27

Financial statements (continued)

Statement of assets and liabilities	unaudited
at February 29, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,220,952 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,125,172	435,919	$9.46
Class C	51,348	5,523	9.30
Class T	9	1	9.47
Class F-1	69,133	7,306	9.46
Class F-2	967,422	102,224	9.46
Class F-3	579,510	61,225	9.47
Class 529-A	460,324	48,645	9.46
Class 529-C	11,098	1,198	9.26
Class 529-E	14,817	1,568	9.45
Class 529-T	11	1	9.46
Class 529-F-1	10	1	9.46
Class 529-F-2	136,040	14,372	9.47
Class 529-F-3	10	1	9.47
Class R-1	1,851	199	9.29
Class R-2	38,376	4,135	9.28
Class R-2E	1,516	161	9.44
Class R-3	56,246	5,955	9.44
Class R-4	26,445	2,794	9.46
Class R-5E	7,026	742	9.47
Class R-5	10,603	1,120	9.47
Class R-6	4,994,702	527,862	9.46

Refer to the notes to financial statements.

28	Short-Term Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 29, 2024	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$213,509
Dividends from affiliated issuers	43,667	$257,176
Fees and expenses*:
Investment advisory services	14,550
Distribution services	7,716
Transfer agent services	3,052
Administrative services	1,732
529 plan services	181
Reports to shareholders	135
Registration statement and prospectus	299
Trustees’ compensation	34
Auditing and legal	14
Custodian	17
Other	28	27,758
Net investment income		229,418

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(34,713)
Affiliated issuers	123
Futures contracts	(1,778)
Swap contracts	1,897	(34,471)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	124,309
Affiliated issuers	(47)
Options written	(257)
Futures contracts	(5,651)
Swap contracts	(14,027)	104,327
Net realized gain (loss) and unrealized appreciation (depreciation)		69,856

Net increase (decrease) in net assets resulting from operations		$299,274

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Short-Term Bond Fund of America	29

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 29, 2024*	Year ended August 31, 2023
Operations:
Net investment income	$229,418	$323,201
Net realized gain (loss)	(34,471)	(354,958)
Net unrealized appreciation (depreciation)	104,327	157,499
Net increase (decrease) in net assets resulting from operations	299,274	125,742

Distributions paid or accrued to shareholders	(226,910)	(321,910)

Net capital share transactions	(329,920)	79,103

Total increase (decrease) in net assets	(257,556)	(117,065)

Net assets:
Beginning of period	11,809,225	11,926,290
End of period	$11,551,669	$11,809,225

*	Unaudited.

Refer to the notes to financial statements.

30	Short-Term Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Short-Term Bond Fund of America	31

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

32	Short-Term Bond Fund of America

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,063,125	$—	$4,063,125
Mortgage-backed obligations	—	2,699,546	—	2,699,546
Asset-backed obligations	—	2,440,575	4,017	2,444,592
Corporate bonds, notes & loans	—	996,287	—	996,287
Bonds & notes of governments & government agencies outside the U.S.	—	401,422	—	401,422
Municipals	—	30,162	—	30,162
Federal agency bonds & notes	—	12,434	—	12,434
Short-term securities	1,808,186	—	—	1,808,186
Options purchased on futures (equity style)	1,730	—	—	1,730
Total	$1,809,916	$10,643,551	$4,017	$12,457,484

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,171	$—	$—	$2,171
Unrealized appreciation on centrally cleared interest rate swaps	—	1,855	—	1,855
Liabilities:
Value of options written	(1,800)	—	—	(1,800)
Unrealized depreciation on futures contracts	(4,970)	—	—	(4,970)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,055)	—	(11,055)
Total	$(4,599)	$(9,200)	$—	$(13,799)

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Short-Term Bond Fund of America	33

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

34	Short-Term Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Short-Term Bond Fund of America	35

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

36	Short-Term Bond Fund of America

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. For purchased options, the net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments in unaffiliated issuers in the fund’s statement of operations, and from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations. For written options, the net realized gains or losses and net unrealized appreciation or depreciation are recorded in options written in the fund’s statement of operations.

Option contracts can take different forms. The fund has entered into the following types of option contracts:

Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $662,750,000.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,283,851,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Short-Term Bond Fund of America	37

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,130,063,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 29, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities from unaffiliated issuers	$1,730	Investment securities from unaffiliated issuers	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	1,800
Futures	Interest	Unrealized appreciation*	2,171	Unrealized depreciation*	4,970
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,855	Unrealized depreciation*	11,055
			$5,756		$17,825

Refer to the end of the tables for footnote.

38	Short-Term Bond Fund of America

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(4)
Options written	Interest	Net realized gain on options written	—	Net unrealized depreciation on options written	(257)
Futures	Interest	Net realized loss on futures contracts	(1,778)	Net unrealized depreciation on futures contracts	(5,651)
Swap	Interest	Net realized gain on swap contracts	1,897	Net unrealized depreciation on swap contracts	(14,027)
			$119		$(19,939)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,891
Capital loss carryforward*	(513,800)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Short-Term Bond Fund of America	39

As of February 29, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$28,428
Gross unrealized depreciation on investments	(150,870)
Net unrealized appreciation (depreciation) on investments	(122,442)
Cost of investments	12,566,127

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2024		Year ended August 31, 2023
Class A	$79,097		$121,990
Class C	838		1,316
Class T	—	†	—	†
Class F-1	1,435		2,221
Class F-2	19,271		29,400
Class F-3	13,545		24,504
Class 529-A	8,618		12,540
Class 529-C	166		206
Class 529-E	259		358
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	2,680		3,809
Class 529-F-3	—	†	—	†
Class R-1	25		30
Class R-2	594		768
Class R-2E	26		37
Class R-3	966		1,316
Class R-4	526		808
Class R-5E	141		171
Class R-5	226		357
Class R-6	98,497		122,079
Total	$226,910		$321,910

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended February 29, 2024, the investment advisory services fees were $14,550,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

40	Short-Term Bond Fund of America

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2024, unreimbursed expenses subject to reimbursement totaled $6,482,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 29, 2024, the 529 plan services fees were $181,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

Short-Term Bond Fund of America	41

For the six months ended February 29, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,373	$2,033		$638		Not applicable
Class C	277	27		8		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	95	54		12		Not applicable
Class F-2	Not applicable	549		144		Not applicable
Class F-3	Not applicable	2		99		Not applicable
Class 529-A	546	208		69		$135
Class 529-C	56	5		2		3
Class 529-E	36	3		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	33		20		39
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	8	1		—	*	Not applicable
Class R-2	147	64		6		Not applicable
Class R-2E	5	1		—	*	Not applicable
Class R-3	138	36		8		Not applicable
Class R-4	35	13		4		Not applicable
Class R-5E	Not applicable	6		1		Not applicable
Class R-5	Not applicable	3		2		Not applicable
Class R-6	Not applicable	14		717		Not applicable
Total class-specific expenses	$7,716	$3,052		$1,732		$181

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $34,000 in the fund’s statement of operations reflects $28,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2024.

42	Short-Term Bond Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2024

Class A	$740,434	78,430	$78,085		8,265		$(1,105,178)	(117,024)	$(286,659)	(30,329)
Class C	8,245	890	830		90		(17,628)	(1,902)	(8,553)	(922)
Class T	—	—	—		—		—	—	—	—
Class F-1	8,231	875	1,408		149		(19,636)	(2,075)	(9,997)	(1,051)
Class F-2	212,986	22,558	18,414		1,949		(253,678)	(26,871)	(22,278)	(2,364)
Class F-3	96,520	10,210	13,160		1,393		(267,622)	(28,318)	(157,942)	(16,715)
Class 529-A	56,427	5,974	8,584		909		(75,391)	(7,976)	(10,380)	(1,093)
Class 529-C	3,680	398	165		18		(4,077)	(441)	(232)	(25)
Class 529-E	2,394	254	257		27		(2,342)	(248)	309	33
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	20,597	2,179	2,668		283		(20,531)	(2,171)	2,734	291
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	286	31	25		2		(164)	(18)	147	15
Class R-2	4,137	447	587		63		(6,649)	(718)	(1,925)	(208)
Class R-2E	325	35	26		3		(358)	(38)	(7)	— †
Class R-3	7,453	792	959		102		(6,883)	(730)	1,529	164
Class R-4	2,910	308	522		55		(7,703)	(816)	(4,271)	(453)
Class R-5E	1,304	137	140		15		(1,610)	(170)	(166)	(18)
Class R-5	1,292	137	222		23		(2,175)	(230)	(661)	(70)
Class R-6	387,829	40,963	97,920		10,367		(317,317)	(33,606)	168,432	17,724
Total net increase (decrease)	$1,555,050	164,618	$223,972		23,713		$(2,108,942)	(223,352)	$(329,920)	(35,021)

Refer to the end of the tables for footnotes.

Short-Term Bond Fund of America	43

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$1,591,010	168,287	$120,550		12,760		$(2,278,699)	(241,000)	$(567,139)	(59,953)
Class C	30,597	3,295	1,304		141		(50,889)	(5,475)	(18,988)	(2,039)
Class T	—	—	—		—		—	—	—	—
Class F-1	16,995	1,796	2,181		230		(36,504)	(3,861)	(17,328)	(1,835)
Class F-2	748,861	79,102	27,673		2,929		(854,331)	(90,380)	(77,797)	(8,349)
Class F-3	309,643	32,757	23,965		2,536		(458,440)	(48,490)	(124,832)	(13,197)
Class 529-A	113,941	12,046	12,484		1,322		(151,743)	(16,059)	(25,318)	(2,691)
Class 529-C	6,872	742	205		22		(6,856)	(741)	221	23
Class 529-E	4,036	427	356		38		(5,722)	(606)	(1,330)	(141)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	48,000	5,078	3,780		400		(49,830)	(5,272)	1,950	206
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	656	71	30		3		(456)	(49)	230	25
Class R-2	12,568	1,356	760		82		(15,171)	(1,636)	(1,843)	(198)
Class R-2E	473	50	37		4		(819)	(87)	(309)	(33)
Class R-3	16,214	1,717	1,296		137		(21,625)	(2,291)	(4,115)	(437)
Class R-4	9,018	953	802		85		(12,554)	(1,329)	(2,734)	(291)
Class R-5E	3,179	336	171		18		(932)	(98)	2,418	256
Class R-5	5,481	580	349		37		(6,886)	(728)	(1,056)	(111)
Class R-6	1,693,140	179,233	121,195		12,835		(897,262)	(95,128)	917,073	96,940
Total net increase (decrease)	$4,610,684	487,826	$317,138		33,579		$(4,848,719)	(513,230)	$79,103	8,175

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,113,140,000 and $13,385,929,000, respectively, during the six months ended February 29, 2024.

11. Ownership concentration

At February 29, 2024, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds College Target Date Series — College 2024 Fund, held aggregate ownership of 11% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds College Target Date Series — College 2024 Fund.

44	Short-Term Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
2/29/2024[5,6]	$9.40	$.18	$.05	$.23	$(.17)	$—		$(.17)	$9.46	2.51%[7]	$4,125		.69%[8]		.69%[8]		3.77%[8]
8/31/2023	9.56	.24	(.16)	.08	(.24)	—		(.24)	9.40	.89	4,385		.68		.68		2.56
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	5,031		.67		.67		.86
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	5,070		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36	3,306		.70		.70		1.81
Class C:
2/29/2024[5,6]	9.24	.14	.06	.20	(.14)	—		(.14)	9.30	2.17 [7]	51		1.39	[8]	1.39	[8]	3.07	[8]
8/31/2023	9.39	.17	(.15)	.02	(.17)	—		(.17)	9.24	.27	60		1.38		1.38		1.82
8/31/2022	9.88	.02	(.47)	(.45)	(.04)	—		(.04)	9.39	(4.56)	80		1.37		1.37		.18
8/31/2021	10.06	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.88	(.77)	80		1.37		1.37		(.25)
8/31/2020	9.84	.05	.25	.30	(.08)	—	[9]	(.08)	10.06	3.05	79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66	62		1.42		1.42		1.09
Class T:
2/29/2024[5,6]	9.41	.19	.06	.25	(.19)	—		(.19)	9.47	2.67 [7,10]	—	[11]	.38	[8,10]	.38	[8,10]	4.09	[8,10]
8/31/2023	9.56	.27	(.15)	.12	(.27)	—		(.27)	9.41	1.30 [10]	—	[11]	.37	[10]	.37	[10]	2.90	[10]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.56)[10]	—	[11]	.37	[10]	.37	[10]	1.15	[10]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.16 [10]	—	[11]	.37	[10]	.37	[10]	.74	[10]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[9]	(.17)	10.19	4.13 [10]	—	[11]	.39	[10]	.39	[10]	1.60	[10]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65 [10]	—	[11]	.41	[10]	.41	[10]	2.10	[10]
Class F-1:
2/29/2024[5,6]	9.40	.18	.06	.24	(.18)	—		(.18)	9.46	2.52 [7]	69		.68	[8]	.68	[8]	3.77	[8]
8/31/2023	9.56	.24	(.16)	.08	(.24)	—		(.24)	9.40	.90	79		.67		.67		2.55
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	97		.67		.67		.83
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	120		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	93		.73		.73		1.78
Class F-2:
2/29/2024[5,6]	9.40	.19	.06	.25	(.19)	—		(.19)	9.46	2.66 [7]	967		.41	[8]	.41	[8]	4.05	[8]
8/31/2023	9.56	.27	(.16)	.11	(.27)	—		(.27)	9.40	1.18	984		.40		.40		2.86
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.58)	1,080		.40		.40		1.14
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.14	1,079		.41		.41		.71
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.11	845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62	449		.44		.44		2.07
Class F-3:
2/29/2024[5,6]	9.41	.20	.05	.25	(.19)	—		(.19)	9.47	2.71 [7]	580		.29	[8]	.29	[8]	4.16	[8]
8/31/2023	9.56	.28	(.15)	.13	(.28)	—		(.28)	9.41	1.39	733		.29		.29		2.94
8/31/2022	10.03	.12	(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	871		.30		.30		1.26
8/31/2021	10.19	.08	(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	783		.31		.30		.81
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.21	538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72	314		.36		.35		2.16
Class 529-A:
2/29/2024[5,6]	9.40	.18	.06	.24	(.18)	—		(.18)	9.46	2.52 [7]	460		.68	[8]	.68	[8]	3.78	[8]
8/31/2023	9.56	.24	(.16)	.08	(.24)	—		(.24)	9.40	.90	468		.67		.67		2.59
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.83)	501		.65		.65		.86
8/31/2021	10.19	.05	(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.12)	560		.66		.66		.45
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	45

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
2/29/2024[5,6]	$9.21	$.14	$.05	$.19	$(.14)	$—	$(.14)	$9.26	2.04%[7]		$11		1.44%[8]		1.44%[8]		3.01%[8]
8/31/2023	9.36	.17	(.15)	.02	(.17)	—	(.17)	9.21	.20		11		1.43		1.43		1.84
8/31/2022	9.84	.01	(.45)	(.44)	(.04)	—	(.04)	9.36	(4.50)		11		1.42		1.42		.09
8/31/2021	10.03	(.03)	(.05)	(.08)	(.01)	(.10)	(.11)	9.84	(.86)		14		1.40		1.40		(.28)
8/31/2020	9.81	.06	.23	.29	(.07)	— [9]	(.07)	10.03	3.03		16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—	(.10)	9.81	2.64		37		1.46		1.46		1.05
Class 529-E:
2/29/2024[5,6]	9.39	.17	.06	.23	(.17)	—	(.17)	9.45	2.41	[7]	15		.89	[8]	.89	[8]	3.57	[8]
8/31/2023	9.55	.22	(.16)	.06	(.22)	—	(.22)	9.39	.67		14		.89		.89		2.37
8/31/2022	10.02	.06	(.46)	(.40)	(.07)	—	(.07)	9.55	(4.03)		16		.88		.88		.60
8/31/2021	10.18	.02	(.05)	(.03)	(.03)	(.10)	(.13)	10.02	(.34)		21		.89		.89		.23
8/31/2020	9.95	.11	.24	.35	(.12)	— [9]	(.12)	10.18	3.61		20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—	(.15)	9.95	3.11		19		.94		.94		1.57
Class 529-T:
2/29/2024[5,6]	9.40	.19	.06	.25	(.19)	—	(.19)	9.46	2.64	[7,10]	—	[11]	.44	[8,10]	.44	[8,10]	4.01	[8,10]
8/31/2023	9.56	.27	(.16)	.11	(.27)	—	(.27)	9.40	1.14	[10]	—	[11]	.43	[10]	.43	[10]	2.84	[10]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.61)[10]		—	[11]	.43	[10]	.43	[10]	1.09	[10]
8/31/2021	10.19	.07	(.06)	.01	(.07)	(.10)	(.17)	10.03	.11	[10]	—	[11]	.44	[10]	.44	[10]	.67	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.06	[10]	—	[11]	.47	[10]	.47	[10]	1.52	[10]
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.57	[10]	—	[11]	.50	[10]	.50	[10]	2.01	[10]
Class 529-F-1:
2/29/2024[5,6]	9.41	.19	.04	.23	(.18)	—	(.18)	9.46	2.50	[7,10]	—	[11]	.50	[8,10]	.50	[8,10]	3.95	[8,10]
8/31/2023	9.56	.26	(.15)	.11	(.26)	—	(.26)	9.41	1.17	[10]	—	[11]	.50	[10]	.50	[10]	2.76	[10]
8/31/2022	10.03	.10	(.47)	(.37)	(.10)	—	(.10)	9.56	(3.67)[10]		—	[11]	.49	[10]	.49	[10]	1.03	[10]
8/31/2021	10.19	.10	(.09)	.01	(.07)	(.10)	(.17)	10.03	.07	[10]	—	[11]	.42	[10]	.42	[10]	.96	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.07		122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.58		102		.49		.49		2.03
Class 529-F-2:
2/29/2024[5,6]	9.41	.19	.06	.25	(.19)	—	(.19)	9.47	2.66	[7]	136		.40	[8]	.40	[8]	4.06	[8]
8/31/2023	9.56	.28	(.16)	.12	(.27)	—	(.27)	9.41	1.31		132		.37		.37		2.91
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.58)		133		.40		.40		1.13
8/31/2021[5,12]	10.17	.05	(.03)	.02	(.06)	(.10)	(.16)	10.03	.14	[7]	139		.43	[8]	.43	[8]	.64	[8]
Class 529-F-3:
2/29/2024[5,6]	9.41	.19	.06	.25	(.19)	—	(.19)	9.47	2.67	[7]	—	[11]	.37	[8]	.37	[8]	4.09	[8]
8/31/2023	9.56	.27	(.15)	.12	(.27)	—	(.27)	9.41	1.30		—	[11]	.37		.37		2.89
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.56)		—	[11]	.37		.37		1.15
8/31/2021[5,12]	10.17	.06	(.04)	.02	(.06)	(.10)	(.16)	10.03	.18	[7]	—	[11]	.44	[8]	.37	[8]	.68	[8]
Class R-1:
2/29/2024[5,6]	9.23	.14	.06	.20	(.14)	—	(.14)	9.29	2.16	[7]	2		1.40	[8]	1.40	[8]	3.06	[8]
8/31/2023	9.38	.17	(.15)	.02	(.17)	—	(.17)	9.23	.25		2		1.39		1.39		1.88
8/31/2022	9.87	— [9]	(.45)	(.45)	(.04)	—	(.04)	9.38	(4.57)		1		1.39		1.39		(.02)
8/31/2021	10.05	(.03)	(.04)	(.07)	(.01)	(.10)	(.11)	9.87	(.77)		3		1.38		1.38		(.26)
8/31/2020	9.83	.05	.24	.29	(.07)	— [9]	(.07)	10.05	3.02		3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—	(.10)	9.83	2.54		2		1.45		1.45		1.03

Refer to the end of the table for footnotes.

46	Short-Term Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
2/29/2024[5,6]	$9.22	$.14		$.06	$.20	$(.14)	$—		$(.14)	$9.28	2.18%[7]	$38	1.37%[8]		1.37%[8]		3.08%[8]
8/31/2023	9.38	.18		(.17)	.01	(.17)	—		(.17)	9.22	.17	40	1.37		1.37		1.89
8/31/2022	9.86	.01		(.45)	(.44)	(.04)	—		(.04)	9.38	(4.47)	43	1.38		1.38		.14
8/31/2021	10.05	(.03)		(.05)	(.08)	(.01)	(.10)		(.11)	9.86	(.87)	48	1.39		1.39		(.27)
8/31/2020	9.82	.06		.24	.30	(.07)	—	[9]	(.07)	10.05	3.14	51	1.41		1.41		.56
8/31/2019	9.68	.10		.15	.25	(.11)	—		(.11)	9.82	2.55	45	1.43		1.43		1.07
Class R-2E:
2/29/2024[5,6]	9.38	.16		.06	.22	(.16)	—		(.16)	9.44	2.33 [7]	2	1.06	[8]	1.06	[8]	3.40	[8]
8/31/2023	9.54	.20		(.16)	.04	(.20)	—		(.20)	9.38	.48	1	1.08		1.08		2.15
8/31/2022	10.02	.05		(.48)	(.43)	(.05)	—		(.05)	9.54	(4.25)	2	1.09		1.09		.48
8/31/2021	10.18	—	[9]	(.05)	(.05)	(.01)	(.10)		(.11)	10.02	(.50)	1	1.12		1.12		(.01)
8/31/2020	9.95	.08		.25	.33	(.10)	—	[9]	(.10)	10.18	3.35	1	1.17		1.16		.79
8/31/2019	9.80	.13		.15	.28	(.13)	—		(.13)	9.95	2.87	1	1.18		1.18		1.36
Class R-3:
2/29/2024[5,6]	9.39	.17		.04	.21	(.16)	—		(.16)	9.44	2.29 [7]	56	.92	[8]	.92	[8]	3.54	[8]
8/31/2023	9.54	.22		(.15)	.07	(.22)	—		(.22)	9.39	.75	54	.92		.92		2.33
8/31/2022	10.02	.06		(.48)	(.42)	(.06)	—		(.06)	9.54	(4.15)	59	.93		.93		.58
8/31/2021	10.18	.02		(.06)	(.04)	(.02)	(.10)		(.12)	10.02	(.39)	63	.95		.95		.17
8/31/2020	9.94	.10		.26	.36	(.12)	—	[9]	(.12)	10.18	3.65	64	.97		.97		1.01
8/31/2019	9.80	.15		.14	.29	(.15)	—		(.15)	9.94	2.96	56	.99		.99		1.52
Class R-4:
2/29/2024[5,6]	9.40	.18		.06	.24	(.18)	—		(.18)	9.46	2.54 [7]	27	.64	[8]	.64	[8]	3.82	[8]
8/31/2023	9.56	.25		(.16)	.09	(.25)	—		(.25)	9.40	.94	31	.63		.63		2.62
8/31/2022	10.03	.09		(.47)	(.38)	(.09)	—		(.09)	9.56	(3.81)	34	.63		.63		.88
8/31/2021	10.19	.05		(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.10)	38	.64		.64		.48
8/31/2020	9.96	.13		.25	.38	(.15)	—	[9]	(.15)	10.19	3.86	44	.66		.66		1.32
8/31/2019	9.81	.18		.15	.33	(.18)	—		(.18)	9.96	3.37	37	.69		.69		1.83
Class R-5E:
2/29/2024[5,6]	9.41	.19		.06	.25	(.19)	—		(.19)	9.47	2.63 [7]	7	.45	[8]	.45	[8]	4.01	[8]
8/31/2023	9.56	.27		(.15)	.12	(.27)	—		(.27)	9.41	1.23	7	.44		.44		2.91
8/31/2022	10.03	.11		(.47)	(.36)	(.11)	—		(.11)	9.56	(3.63)	5	.45		.45		1.09
8/31/2021	10.19	.07		(.06)	.01	(.07)	(.10)		(.17)	10.03	.09	4	.45		.45		.66
8/31/2020	9.96	.15		.25	.40	(.17)	—	[9]	(.17)	10.19	4.05	3	.48		.48		1.49
8/31/2019	9.81	.20		.15	.35	(.20)	—		(.20)	9.96	3.57	2	.49		.49		2.03
Class R-5:
2/29/2024[5,6]	9.41	.19		.06	.25	(.19)	—		(.19)	9.47	2.69 [7]	11	.34	[8]	.34	[8]	4.11	[8]
8/31/2023	9.56	.27		(.14)	.13	(.28)	—		(.28)	9.41	1.34	11	.35		.35		2.91
8/31/2022	10.03	.11		(.46)	(.35)	(.12)	—		(.12)	9.56	(3.54)	12	.35		.35		1.11
8/31/2021	10.19	.08		(.06)	.02	(.08)	(.10)		(.18)	10.03	.19	17	.35		.35		.76
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.16	13	.37		.37		1.60
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.67	11	.40		.40		2.11
Class R-6:
2/29/2024[5,6]	9.40	.20		.05	.25	(.19)	—		(.19)	9.46	2.71 [7]	4,995	.29	[8]	.29	[8]	4.16	[8]
8/31/2023	9.56	.29		(.17)	.12	(.28)	—		(.28)	9.40	1.28	4,797	.29		.29		3.02
8/31/2022	10.03	.12		(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	3,950	.30		.30		1.26
8/31/2021	10.19	.08		(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	3,618	.30		.30		.81
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.22	2,956	.32		.32		1.64
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.73	2,054	.34		.34		2.18

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	47

Financial highlights (continued)

	Six months ended February 29, 2024[5,6,7]	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	49%	91%	86%	69%	107%	134%
Including mortgage dollar roll transactions	148%	203%	130%	147%	116%	153%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

48	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2023, through February 29, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	49

Expense example (continued)

	Beginning account value 9/1/2023	Ending account value 2/29/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,025.14	$3.47	.69%
Class A – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class C – actual return	1,000.00	1,021.71	6.99	1.39
Class C – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class T – actual return	1,000.00	1,026.67	1.91	.38
Class T – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class F-1 – actual return	1,000.00	1,025.19	3.42	.68
Class F-1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class F-2 – actual return	1,000.00	1,026.58	2.07	.41
Class F-2 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class F-3 – actual return	1,000.00	1,027.14	1.46	.29
Class F-3 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 529-A – actual return	1,000.00	1,025.20	3.42	.68
Class 529-A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-C – actual return	1,000.00	1,020.36	7.23	1.44
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.22	1.44
Class 529-E – actual return	1,000.00	1,024.12	4.48	.89
Class 529-E – assumed 5% return	1,000.00	1,020.44	4.47	.89
Class 529-T – actual return	1,000.00	1,026.39	2.22	.44
Class 529-T – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,024.98	2.52	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.38	2.51	.50
Class 529-F-2 – actual return	1,000.00	1,026.60	2.02	.40
Class 529-F-2 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-3 – actual return	1,000.00	1,026.74	1.86	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.02	1.86	.37
Class R-1 – actual return	1,000.00	1,021.65	7.04	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 – actual return	1,000.00	1,021.80	6.89	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2E – actual return	1,000.00	1,023.26	5.33	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Class R-3 – actual return	1,000.00	1,022.88	4.63	.92
Class R-3 – assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 – actual return	1,000.00	1,025.41	3.22	.64
Class R-4 – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class R-5E – actual return	1,000.00	1,026.34	2.27	.45
Class R-5E – assumed 5% return	1,000.00	1,022.63	2.26	.45
Class R-5 – actual return	1,000.00	1,026.87	1.71	.34
Class R-5 – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class R-6 – actual return	1,000.00	1,027.14	1.46	.29
Class R-6 – assumed 5% return	1,000.00	1,023.42	1.46	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

50	Short-Term Bond Fund of America

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Short-Term Bond Fund of America	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 30, 2024